Starwood Mortgage Residential Trust 2022-1 ABS-15G

Exhibit 99.19

Loan Level Exceptions
Run Date - XX/XX/XXXX
Recovco ID	ALT ID	Loan #1	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Resolved Exceptions	Waived Exceptions

XXXXXXX	435172023	XXXXXXX	Royal Pacific NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435172022	XXXXXXX	Royal Pacific NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435172021	XXXXXXX	Royal Pacific NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435172020	XXXXXXX	Royal Pacific DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435172019	XXXXXXX	Royal Pacific DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435172018	XXXXXXX	Royal Pacific NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435172017	XXXXXXX	Royal Pacific NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435172016	XXXXXXX	Royal Pacific DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435172015	XXXXXXX	Royal Pacific NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435172014	XXXXXXX	Royal Pacific DSCR Securitization	2	2	1	2	1	1	2	1		*** (OPEN) Property Issues indicated - EV 2 COMMENT: Subject Property includes at least one Section 8 Unit, and is subject to rent control per tenant documents in file, pages 142 & 151.
XXXXXXX	435172013	XXXXXXX	Royal Pacific DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435172012	XXXXXXX	Royal Pacific NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435172011	XXXXXXX	Royal Pacific DSCR Securitization	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
														COMMENT: 1. The loan file was missing final Hazard Insurance Coverage documentation. The loan closed on an Agent's Binder without a policy number, page Credit-123. Provide the Hazard Insurance Policy or Declarations Page from XXXfor review.
XXXXXXX	435172010	XXXXXXX	Royal Pacific NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435172009	XXXXXXX	Royal Pacific DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435172008	XXXXXXX	Royal Pacific NonQM Securitization	3	2	1	1	3	1	1	2	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Pg. 56 Guidelines Appraisal Requirement for Loan amount less than $XXX One full Appraisal required, CDA score equal to 2.5. If CU Score exceeds 2.5. Supporting value must be provided. Pg. 3 Property Verify Report dated XX/XX/XXXX provided support value with less than 5% variance.

*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: The Service Provider List, issued on XX/XX/XXXX, is inaccurate. The following is missing from the disclosure: provider information for "Archive" fee and "Wire In / Wire Out" fee. Per Regulation Z, if the creditor permits a consumer to shop for a settlement service, the creditor must identify at least one provider of that service on the Service Provider List. The list must also contain sufficient information for the consumer to contact a provider for each required settlement service for which the consumer can shop. In addition, the document must state that the consumer may choose a different provider. Note: Failure to provide a service provider for a shoppable service on the Service Provider List is treated as not allowing the borrower to shop for that service. As a result, charged shoppable fees will be included in the 10% tolerance bucket.
XXXXXXX	435172007	XXXXXXX	Royal Pacific NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435172006	XXXXXXX	Royal Pacific NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435172005	XXXXXXX	Royal Pacific DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435172004	XXXXXXX	Royal Pacific NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435172003	XXXXXXX	Royal Pacific NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435172002	XXXXXXX	Royal Pacific DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435172001	XXXXXXX	Royal Pacific NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435172000	XXXXXXX	Royal Pacific DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171999	XXXXXXX	Royal Pacific DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171998	XXXXXXX	Royal Pacific DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171997	XXXXXXX	Royal Pacific NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171996	XXXXXXX	Royal Pacific NonQM Securitization	3	1	1	1	3	1	1	1	*** (CURED)ComplianceEase HOEPA Test Failed - EV R
														COMMENT: The loan failed the higher-priced mortgage loan (HPML) required escrow account test because it does not collect reserves for the following: Homeowners Insurance, Property Taxes.
XXXXXXX	435171995	XXXXXXX	Royal Pacific NonQM Securitization	3	1	3	1	1	1	1	1	*** (CURED) Missing sufficient employment documentation (ATR) - EV R
														COMMENT: Loan file missing evidence borrower business register with the State of CA. Employer profile report indicates No Business Profile information found for "XXX."
XXXXXXX	435171994	XXXXXXX	Royal Pacific NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171993	XXXXXXX	Royal Pacific NonQM Securitization	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
														COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Transfer Taxes. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXXX	435171992	XXXXXXX	Royal Pacific NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171991	XXXXXXX	Royal Pacific NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171990	XXXXXXX	Royal Pacific NonQM Securitization	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
														COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on XX/XX/XXXXwas not accepted because a valid change of circumstance was not provided: Appraisal and Credit Report Fees. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXXX	435171989	XXXXXXX	Royal Pacific DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171988	XXXXXXX	Royal Pacific NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171881	XXXXXXX	Nations Direct DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171880	XXXXXXX	Nations Direct DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171879	XXXXXXX	Nations Direct DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171878	XXXXXXX	Nations Direct DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171877	XXXXXXX	Nations Direct DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171876	XXXXXXX	Nations Direct NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171875	XXXXXXX	Nations Direct DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171874	XXXXXXX	Nations Direct DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171873	XXXXXXX	Nations Direct NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171872	XXXXXXX	Nations Direct NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171871	XXXXXXX	Nations Direct DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171870	XXXXXXX	Nations Direct NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171869	XXXXXXX	Nations Direct NonQM Securitization	3	2	1	1	3	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   The initial CD issued on XX/XX/XXXX was not received by the consumer 3-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.  Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Compliance Ease indicator "Moderate" No issue.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
														COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The earliest CD provided was issuedXX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
XXXXXXX	435171868	XXXXXXX	Nations Direct NonQM Securitization	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. The loan is understated by $XXX. The following fees were included in the calculation: Appraisal Reimbursment $XXX, Appraisal Field Review $XXX, Attorney Review Fee $XXX. The defect can be cured by reimbursing the consumer or providing informaton as to why the violation is invalid.

This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. The loan is understated by $XXX. The following fees were included in the calculation Mortgage Broker Fee paid by Borrower: $XXX Prepaid Interest paid by Borrower: $XXX, Title - Settlement Fee paid by Borrower: $XXX, Underwriting Fee paid by Borrower: $XXX.  The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid.

*** (CURED) Occupancy- Potential Occupancy Misrepresentation - EV R
														COMMENT: The subject and the departing residence are less than 2 miles away from each other. The departing res sits on a XXX ac. Lot. XXX sq livable area and is owned free and clear. Lender did not obtain a motivation letter from the borr explaining the reason for downsizing. Pg. 65 - LOX - the EMD was paid from the daughter's account.
XXXXXXX	435171867	XXXXXXX	Nations Direct NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171866	XXXXXXX	Nations Direct NonQM Securitization	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
														COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
XXXXXXX	435171865	XXXXXXX	Nations Direct NonQM Securitization	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
														COMMENT: This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXXX	435171864	XXXXXXX	Nations Direct DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171863	XXXXXXX	Nations Direct NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171862	XXXXXXX	Nations Direct NonQM Securitization	2	2	1	2	1	1	2	1	*** (OPEN) Property listed for sale in past 12 months - EV 2
													COMMENT: Property was listed for sale XX/XX/XXXX. Letter in file on page 123 indicates the property was taken off the market and borrower now intends to use as a rental property.
XXXXXXX	435171861	XXXXXXX	Nations Direct NonQM Securitization	3	1	1	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
														COMMENT: The file does not contain evidence that a CD was provided on the day the mortgage was signed and notarized. The last CD available in the file was issued onXX/XX/XXXX and received by the consumer onXX/XX/XXXX. If a CD was provided at consummation, provide for testing. If CD was received electronically, please provide evidence of receipt as well as the e-Consent.
XXXXXXX	435171860	XXXXXXX	Nations Direct NonQM Securitization	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees:  Discount Points and Transfer Taxes on XX/XX/XXXXwas not accepted because a valid change of circumstance was not provided: $XXX and $XXX, totaling $XXX. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).  PLEASE NOTE:  A reimbursement was given at consummation for $XXX, a balance of $XXX is required.

*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing for the non-borrower spouse. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent for the non-borrower spouse.
XXXXXXX	435171859	XXXXXXX	Nations Direct NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171858	XXXXXXX	Nations Direct NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171857	XXXXXXX	Nations Direct NonQM Securitization	3	1	1	1	3	1	1	1	*** (CURED) Employment Information Incomplete - EV R
														COMMENT: A printout in the loan file from the Corporations Division (page 255 - 256) showed all of the following; that the business was formed XX/XX/XXXX, that the borrower is the CEO, and that the business is active. The loan file is missing documentation showing the percentage of ownership as there are 2 other officers listed in the printout.
XXXXXXX	435171856	XXXXXXX	Nations Direct NonQM Securitization	3	2	1	1	3	1	1	2	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXXwithout a valid change of circumstance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
														COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXXand signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
XXXXXXX	435171855	XXXXXXX	Nations Direct DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171854	XXXXXXX	Nations Direct NonQM Securitization	3	1	3	1	1	1	1	1	*** (CURED) Lien Identified From 3rd Party Report - EV R
														COMMENT: The Loan Application (page 16) reflects a Solar loan with an unpaid balance of $XXX and a monthly payment of $XXX. A Loan Agreement in the loan file dated XX/XX/XXXX (page 429) verifies the information on the Loan Application. The Title Commitment (page 523) reflects a UCC Financing Statement, Recording Date XX/XX/XXXX. A Credit Supplement in the loan file (page 175) states that the account has been paid in full as ofXX/XX/XXXX. The loan file is missing a Copy of the Release.
XXXXXXX	435171853	XXXXXXX	Nations Direct DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171852	XXXXXXX	Nations Direct DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171851	XXXXXXX	Nations Direct DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171850	XXXXXXX	Nations Direct NonQM Securitization	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ). The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXXX. The Loan data indicates fees of $XXX, whereas the comparison data indicates fees of $XXX resulting in a variance of $$XXX.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
														COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Points. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXXX	435171849	XXXXXXX	Nations Direct DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171848	XXXXXXX	Nations Direct DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171847	XXXXXXX	Nations Direct NonQM Securitization	2	2	1	1	2	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
													COMMENT: The Service Provider List issued on XX/XX/XXXXwas not disclosed within 3 days of the application date, XX/XX/XXXX. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.
XXXXXXX	435171846	XXXXXXX	Nations Direct NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171845	XXXXXXX	Nations Direct NonQM Securitization	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
														COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on XX/XX/XXXXwas not accepted because a valid change of circumstance was not provided: Points-Loan Discount Fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXXX	435171844	XXXXXXX	Nations Direct NonQM Securitization	3	2	1	3	2	1	1	2			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Value not supported with a CU Score of 3.0. Third Party valuation required.
XXXXXXX	435171843	XXXXXXX	Nations Direct NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171842	XXXXXXX	Nations Direct DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171841	XXXXXXX	Nations Direct DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171840	XXXXXXX	Nations Direct NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171839	XXXXXXX	Nations Direct NonQM Securitization	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the appraisal fee on XX/XX/XXXX was not accepted because the change was not disclosed within 3-business days. The change occurred on XX/XX/XXXX; however, the disclosure was not issued until XX/XX/XXXX.  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within 3-business days. If curing with a reimbursement, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
XXXXXXX	435171838	XXXXXXX	Nations Direct NonQM Securitization	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   "This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Discount Points and lender credit decrease. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). "

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   Loan approved with 12 months bank statements, however missing the XX XXXX bank statement in the file.

*** (CURED) Special information booklet is Missing - EV R
														COMMENT: The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, XX/XX/XXXX.
XXXXXXX	435171837	XXXXXXX	Nations Direct NonQM Securitization	3	1	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Questionable Occupancy of the subject property.  Appraisal reflects the subject property is tenant occupied, however driver license and bank statements reflect the subject property address.  On XX/XX/XXXX the appraiser added a comment that per the borrower the property is owner occupied.  Additional documentation required to show that the borrower lives at this location IE utility bill.  The appraiser completed a comparable rent schedule and indicated the rentals on the location map.

*** (CURED) Missing Doc - EV R
COMMENT:   Docs dated XX/XX/XXXX but DOT, final CD, Final 1003 and it seems  all other closing docs were not signed until XX/XX/XXXX.  It is not clear if the note was signed on the XXX later as it is not notarized nor date on the signature line.  The Notice of right to rescind has the XXX crossed out and the XXX written in with the rescission period up midnight theXXX which means that the loan could not disburse until the XXXX.  The most recent cd in file has funding date/disbursement date as the XXX.
One of the Deed of Trust signed copies has subject city crossed out and corrected to XXX.  County ofXXX tax cert reflects XXX and the subject city with mailing address asXXX.  All of the documents need to be USPS compliant. Unknown if the correct DOT was recorded.
No copies of any documents/quit claims are in file to show the removal of XXX and XXX from title.  The DOT just reflects XXX.

*** (CURED) ROR funding date before end of required rescission period  - EV R
														COMMENT: "The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place onXX/XX/XXXXand per the last revised CD/PCCD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date. "
XXXXXXX	435171836	XXXXXXX	Nations Direct DSCR Securitization	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file was missing the Third-Party Appraisal Product.

*** (CURED) Missing Documentation - EV R
														COMMENT: The loan file was missing the 12 month VOM for the related-party seller's XXX , page 117, on the subject property per Non-Arm's Length Purchase guidelines, GL page 12. Provide the required 12 month payment history for the XXX for review.
XXXXXXX	435171835	XXXXXXX	Nations Direct NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171834	XXXXXXX	Nations Direct NonQM Securitization	3	2	1	1	3	1	1	2	*** (CURED) TRID- Initial CD delivery date test fail - EV R
														COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The earliest CDs provided were issuedXX/XX/XXXX. One was signed at consummation. The other was unsigned, and without evidence of receipt, it is assumed that it was mailed, and therefore not received by the conusmer 3 business days prior to the conumsation date. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
XXXXXXX	435171833	XXXXXXX	Nations Direct NonQM Securitization	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   This loan failed the TILA finance charge test. The loan is understated by $XXX. The following fees were included in the calculation: Mortgage Broker Fee $XXX, Title- Closing Fee $XXX, Title- Electronic Recording Service $XXX, Underwriting Fee $XXX. The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
														COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Field Review. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXXX	435171832	XXXXXXX	Nations Direct NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171831	XXXXXXX	Nations Direct NonQM Securitization	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
														COMMENT: The XXX # ***XXX was omitted for the DTI calculation. Sufficient documentation not provided to omit this loan. The XXX p. 134. reflects borrower was guarantor on 2 loans. Missing documentation to support the omitted loan is the loan on the ex-wifes property.
XXXXXXX	435171830	XXXXXXX	Nations Direct NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171829	XXXXXXX	Nations Direct NonQM Securitization	2	2	1	1	2	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
													COMMENT: The Service Provider List issued on XX/XX/XXXX was not disclosed within 3 days of the application date,XX/XX/XXXX. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.
XXXXXXX	435171828	XXXXXXX		1	1	1	1	1	1	1	1
XXXXXXX	435171827	XXXXXXX	Nations Direct DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171826	XXXXXXX	Nations Direct NonQM Securitization	1	1	1	1	1	1	1	2
XXXXXXX	435171825	XXXXXXX	Nations Direct NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171824	XXXXXXX	Nations Direct DSCR Securitization	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The Preliminary Title work was missing the proposed mortgagee insurance coverage amount, pages beginning 462. Provide the Final Title Policy for review.

*** (CURED) Borrower(s)  Hazard Insurance Requirements (Fail) - EV R
														COMMENT: The loan file was missing hazard insurance coverage documentation from the carrier. The loan closed on an Agent's Binder/Certificate only, page 458. Provide the hazard insurance policy or declarations page from Standard Fire Insurance Company for review.
XXXXXXX	435171823	XXXXXXX	Nations Direct NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171822	XXXXXXX	Nations Direct DSCR Securitization	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The Title Commitment was missing the proposed mortgagee insurance coverage amount. Provide the Final Title Policy for review.

*** (CURED) Fully executed Trust Agreement is missing  - EV R
														COMMENT: The loan file was missing the Trust Documents or Certificate of Trust for the borrower "XXX XXX XX/XX/XXXX" Provide the full Trust Documents or Certificate of Trust for review.
XXXXXXX	435171821	XXXXXXX	Nations Direct NonQM Securitization	3	2	3	1	3	1	1	2	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) Application Missing - EV R
COMMENT:   The loan file is missing a Final 1003. The Initial Loan Application (page 21) is incomplete. The initial Loan Application lists a total of 16 properties excluding the subject property, and none of the mortgages appearing on the Credit Report are matched to any of the properties on the initial Loan Application. The initial Loan Application lists taxes and insurance for some of the properties and not others. The loan file lacks an application detailing which mortgage on the Credit Report goes with each of the borrower's REO. The DTI can not be calculated without a fully completed Loan Application.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees onXX/XX/XXXXwas not accepted because a valid change of circumstance was not provided: Appraisal Fee $XXX. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   There is no evidence of a revised CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely.  If disclosure was received electronically, the Econsent is required as well.

*** (CURED) Not all title holders executed ROR - EV R
														COMMENT: The file contains no evidence that the Right to Cancel was provided to the non-borrower. The defect can be cured by providing the document.
XXXXXXX	435171820	XXXXXXX	Nations Direct DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171819	XXXXXXX	Nations Direct NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171818	XXXXXXX	Nations Direct NonQM Securitization	3	1	3	1	1	1	1	1			*** (CURED) Missing Documentation - EV R COMMENT: The file is missing the CD from the sale of the borrowers departure residence to confirm the source of funds for the check p. 65 in the amount of $XXX
XXXXXXX	435171817	XXXXXXX	Nations Direct NonQM Securitization	3	1	3	1	2	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   The final URLA is missing from the file.

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
														COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.
XXXXXXX	435171816	XXXXXXX	Nations Direct DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171815	XXXXXXX	Nations Direct NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171814	XXXXXXX	Nations Direct NonQM Securitization	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  Because the loan failed the  initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on XX/XX/XXXX  did not reset the baseline: Points - Loan Discount Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Points. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) TRID- Initial CD delivery date test fail - EV R
														COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
XXXXXXX	435171813	XXXXXXX	Nations Direct NonQM Securitization	2	2	1	1	2	1	1	2		*** (OPEN) Missing TRID RESPA Disclosures - EV 2 COMMENT: The Initial Escrow Account Statement is missing from the loan file. The defect can be cured by providing the IEAD.
XXXXXXX	435171812	XXXXXXX	Nations Direct DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171811	XXXXXXX	Nations Direct NonQM Securitization	3	2	2	1	3	2	1	1	*** (OPEN) Homeownership Counseling List - EV 2
COMMENT: The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, XX/XX/XXXX.The defect can be resolved by providing evidence showing the document was issued to the consumer within 3 buisness days of application	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
														COMMENT: This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The decrease to lender credits on the disclosure issued on XX/XX/XXXX was not accepted. Although the decrease appears to be valid, because a COC was not provided, auditor is unable to determine if the revised CD was disclosed within 3 business days of the decrease. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing the date of the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXXX	435171810	XXXXXXX	Nations Direct NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171809	XXXXXXX	Nations Direct NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171808	XXXXXXX	Nations Direct NonQM Securitization	3	2	1	1	3	1	1	2	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
														COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XX/XX/XXXXwas not accepted because a valid change of circumstance was not provided: Loan Discount Point. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXXX	435171807	XXXXXXX	Nations Direct DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171806	XXXXXXX	Nations Direct NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171805	XXXXXXX	Nations Direct NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171804	XXXXXXX	Nations Direct DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171803	XXXXXXX	Nations Direct DSCR Securitization	1	1	1	1	1	1	1	1
XXXXXXX	435171149	XXXXXXX	Nations Direct NonQM Securitization	3	2	3	1	2	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
													COMMENT: The Service Provider List issued on XX/XX/XXXX was not disclosed within 3 days of the application date,XX/XX/XXXX. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.	*** (CURED) Missing Documentation - EV R COMMENT: The URLA shows a new Nations Direct loan in the amount of $XXX but the file is missing the documentation for verify this new PITI payment.